Commitments (Detail) R$ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$) MMBTU	Dec. 31, 2020 BRL (R$)	May 27, 2020 BRL (R$)
Comgas [member] | Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	R$ 7,745,842
Rumo S.A. [member] | Port elevation [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	340,000
Investments at cost	270,629	R$ 270,629
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	6,100,000		R$ 6,100,000
Obligations of estimated investments for sub-concession contracts	R$ 3,000,000
Percentage of physical execution	16.00%
Rumo Malha Central S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 645,573
Percentage of physical execution	65.00%	56.00%
Rumo Malha Central S.A. [member] | Bottom of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	1 year
Rumo Malha Central S.A. [member] | Top of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	3 years
Compass Gas e Energia [Member] | Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	10 years
Supply capacity committed | MMBTU	120